Exception Grades

AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	5980513		31951158			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.									2	B		XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXX	XXXX	XXXX	5980513		31951159			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.									2	B		XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXX	XXXX	XXXX	5980513	31951162	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $2,112,756.90 is over disclosed by $887.50 compared to the calculated Amount Financed of $2,111,869.40 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).	Finance charges captured per document	Reviewer Comment (2024-09-11): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Seller Comment (2024-09-10): Comment from XXXX (XXXX): Refund

Reviewer Comment (2024-09-06): XXXX received Corrected CD, LOE to borrower and final closing statement.  Documentation confirms the PAD fee of $350 was removed and not charged borrower on final disbursement.  Finance charge is still underdisclosed by $537.50.  The following fees were included in calculation: $3060 Discount, $1590 Lender Fee, $1550.10 prepaid Int, $68 Tax Service fee, $150 Title-Courier, $25 title-recording Service, $6170 for title-settlement & Title-Loan Closing, $62.50 Title-subescrow, $30 Title-wire & $75 Credit Tech& Verif Fee.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $537.50 and proof of mailing.

Seller Comment (2024-09-05): Comment from XXXX (XXXX): PCCD completed. Please review and let us know if you see a refund needed or need more info.

Reviewer Comment (2024-09-03): The escrow pad fee is present on the final XX/XX CD, and the PCCD dated XX/XX.  The fee is no longer present on the XX/XX PCCD.  The closing statement is from XX/XX.  No documentation was located in the loan file indicating the PAD fee was refunded.  Please provide documentation of refund or provide cure. The refundable pad should be included in the finance charges. If the Pad fee was refunded to the consumer, then the lender should provide the post close CD indicating the actual fees on the loan. If the Pad fee was allocated to other charges, then the lender should provide a CD reflecting the other charges the pad fee was allocated to. Merely calling something a PAD fee does not exclude it from finance charge considerations as the actual service the fee will cover is unknown. (It the Pad fee covers an additional title endorsement, that would not be a finance charge. If it covers a recording service fee or a post closing inspection fee, then it would be a finance charge)

Seller Comment (2024-08-30): Comment from XXXX (XXXX): Sent to our escalation (XXXX) contact for response they asked us to add here as well while they wait for your response - title refunded the borrower already and we uploaded PCCD and the proof of the check to the borrower. So we aren’t sure what exactlyXXXXis seeing that we are not. Please advise. Thanks!

Reviewer Comment (2024-08-21): XXXX received PCCD, LOE, Copy of Partial refund.  XXXX requires a copy of the $350 check or proof of receipt of refund by borrower to complete remediation.

Seller Comment (2024-08-20): Comment from XXXX (XXXX): PCCD

Reviewer Comment (2024-08-14): XXXX received lender Mavent compliance report. Finance charge is underdisclosed by $887.50. Appears two items accounting for the difference in calculations due to the Escrow Funds Padding of $350 not included in prepaid finance charges.  As this is a pending and unknown fee, it is included in calculations.  If final settlement completed, a Corrected CD, LOE to borrower and final settlement statement removing would then reduce the finance charge calculation.  The other issue, the Mavent report reflected that the Finance Charge Amount was $3,974,544.74 but the Finance charge on the final CD was disclosed as $3,973,932.24 and would have underdisclosed the finance charge compared ot that Mavent. XXXX calculated at $3,974,819.74 which included the same fee amounts as Mavent but with $350 Escrow Padding omitted.   Curing would be a Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure and proof of mailing.

Seller Comment (2024-08-13): Comment from XXXX (XXXX): PCCD - Passing Mavent on calculation
																				XX/XX/XXXX		2	B		XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Non QM	Yes
XXXX	XXXX	XXXX	5980513	31951163	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $3,973,932.24 is under disclosed by $887.50 compared to the calculated Finance Charge of $3,974,819.74 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).	Finance charges captured per document	Reviewer Comment (2024-09-11): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Seller Comment (2024-09-10): Comment from XXXX (XXXX): Refund

Reviewer Comment (2024-09-03): The escrow pad fee is present on the final XX/XX CD, and the PCCD dated XX/XX. The fee is no longer present on the XX/XX PCCD. The closing statement is from XX/XX. No documentation was located in the loan file indicating the PAD fee was refunded. Please provide documentation of refund or provide cure. The refundable pad should be included in the finance charges. If the Pad fee was refunded to the consumer, then the lender should provide the post close CD indicating the actual fees on the loan. If the Pad fee was allocated to other charges, then the lender should provide a CD reflecting the other charges the pad fee was allocated to. Merely calling something a PAD fee does not exclude it from finance charge considerations as the actual service the fee will cover is unknown. (It the Pad fee covers an additional title endorsement, that would not be a finance charge. If it covers a recording service fee or a post closing inspection fee, then it would be a finance charge)

Seller Comment (2024-08-30): Comment from XXXX (XXXX): Sent to our escalation (XXXX) contact for response they asked us to add here as well while they wait for your response - title refunded the borrower already and we uploaded PCCD and the proof of the check to the borrower. So we aren’t sure what exactlyXXXXis seeing that we are not. Please advise. Thanks!

Reviewer Comment (2024-08-21): XXXX received PCCD, LOE, Copy of Partial refund.  XXXX requires a copy of the $350 check or proof of receipt of refund by borrower to complete remediation.

Seller Comment (2024-08-20): Comment from XXXX (XXXX): PCCD

Reviewer Comment (2024-08-14): XXXX received lender Mavent compliance report. Finance charge is underdisclosed by $887.50. Appears two items accounting for the difference in calculations due to the Escrow Funds Padding of $350 not included in prepaid finance charges.  As this is a pending and unknown fee, it is included in calculations.  If final settlement completed, a Corrected CD, LOE to borrower and final settlement statement removing would then reduce the finance charge calculation.  The other issue, the Mavent report reflected that the Finance Charge Amount was $3,974,544.74 but the Finance charge on the final CD was disclosed as $3,973,932.24 and would have underdisclosed the finance charge compared ot that Mavent. XXXX calculated at $3,974,819.74 which included the same fee amounts as Mavent but with $350 Escrow Padding omitted.   Curing would be a Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure and proof of mailing.

Seller Comment (2024-08-13): Comment from XXXX (XXXX): PCCD - Passing Mavent on calculation
																				XX/XX/XXXX		2	B		XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Non QM	Yes
XXXX	XXXX	XXXX	5980513		31951165			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan Designation restated. Compliance testing updated.								2	B		XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXX	XXXX	XXXX	9594563		34414896			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $172.00 exceeds tolerance of $152.00 plus 10% or $167.20. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-20): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4598071		37146860			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Reviewer Comment (2026-05-06): Client elects to waive			05/06/2026	2	A		XX	Primary	Purchase		A	A	A	A	Non QM	Exempt from ATR	No